Note 7 - Derivative Financial Instruments - Gain (Loss) Recognized in Earnings for Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Hot-rolled Coil Future Contracts [Member] | Designated as Hedging Instrument [Member]
Hot-rolled coil steel contracts	$ 3,412	$ 7,598